Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per Share	Earnings per Share
The following table displays a reconciliation of the information used in calculating basic and diluted earnings per common share for the years ended December 31, 2024, 2023, and 2022, which have been restated for stock dividends. Diluted earnings per common share incorporates the potential impact of contingently issuable shares, including awards which require future service as a condition of delivery of the underlying common stock.

(dollars in thousands, except per share data)	2024	2023	2022
Net income available to common shareholders	$18,256	$956	$20,751
Weighted average common shares outstanding	7,000,480	7,039,323	7,063,054
Effect of dilutive equity-based awards	—	—	—
Weighted average dilutive common shares outstanding	7,000,480	7,039,323	7,063,054
Basic earnings per share	$2.61	$0.14	$2.94
Diluted earnings per share	$2.61	$0.14	$2.94
The dilutive effect of restricted share units is reflected in diluted earnings per share unless the impact is anti-dilutive, by application of the treasury stock method.